Average Annual Total Returns - SA Multi-Managed Mid Cap Growth Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	43.46%	20.05%	15.15%	43.23%	19.88%	14.97%	43.10%	19.76%	14.85%	35.59%	18.66%	15.04%